Stock Based Compensation (Details) - Schedule of Estimated the Fair Value of the Stock Options	1 Months Ended
May 27, 2022 $ / shares
Schedule of Estimated the Fair Value of the Stock Options [Abstract]
Exercise price	$ 0.001
Estimated stock price	$ 0.11
Expected volatility	120.00%
Expected term (in years)	4 years
Risk-free interest rate	3.00%